Assets pledged and collateral	12 Months Ended
Dec. 31, 2013
Assets pledged and collateral
35 Assets pledged and collateral

Assets pledged

The Group pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are parenthetically disclosed on the consolidated balance sheet.

Assets pledged

end of	2013	2012
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	142,952	151,419
of which encumbered	92,300	90,745

Collateral

The Group receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A substantial portion of the collateral and securities received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.

Collateral

end of	2013	2012
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	359,517	402,793
of which sold or repledged	267,896	292,514

Other information

end of	2013	2012
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	18,130	14,340
Swiss National Bank required minimum liquidity reserves	2,447	2,441

Bank
Assets pledged and collateral
34 Assets pledged and collateral

Assets pledged

The Bank pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are parenthetically disclosed on the consolidated balance sheet.

Assets pledged

end of	2013	2012
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	137,207	145,598
of which encumbered	92,300	90,745

Collateral

The Bank receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A substantial portion of the collateral and securities received by the Bank was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.

Collateral

end of	2013	2012
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	359,508	402,784
of which sold or repledged	267,902	292,531

Other information

end of	2013	2012
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	18,130	14,340
Swiss National Bank required minimum liquidity reserves	2,305	2,312

> Refer to “Note 35 – Assets pledged and collateral” in V – Consolidated financial statements – Credit Suisse Group for further information.